Financial Instruments - Credit risk - cash flow hedges (Details) - Cash flow hedges $ in Millions	12 Months Ended
	Dec. 31, 2022 MXN ($) € / $ $ / lb $ / $ $ / $ $ / T $ / $ R$ / $ ₡ / $ $ / $ $ / $ $ / $	Dec. 31, 2021 MXN ($) € / $ $ / lb $ / $ R$ / $ $ / $ R$ / $ $ / T $ / $ $ / $ ₡ / $ $ / $
Currency risk | Forward contract | MXN/USD | 1‑6 months
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 3,416	$ 1,996
Average exchange rate | $ / $	20.72	20.90
Currency risk | Forward contract | MXN/USD | 6‑12 months
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 2,485	$ 1,068
Average exchange rate | $ / $	20.88	21.43
Currency risk | Forward contract | MXN/USD | More than 12
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 2	$ 25
Average exchange rate | $ / $	24.33	24.33
Currency risk | Forward contract | BRL/USD | 1‑6 months
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 1,857	$ 1,171
Average exchange rate | R$ / $	5.34	5.44
Currency risk | Forward contract | BRL/USD | 6‑12 months
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 746	$ 593
Average exchange rate | R$ / $	5.55	5.97
Currency risk | Forward contract | BRL/USD | More than 12
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 0	$ 0
Average exchange rate | R$ / $	0	0
Currency risk | Forward contract | COP/USD | 1‑6 months
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 407	$ 497
Average exchange rate | $ / $	4,502	3,858
Currency risk | Forward contract | COP/USD | 6‑12 months
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 207	$ 191
Average exchange rate | $ / $	4,977	3,952
Currency risk | Forward contract | COP/USD | More than 12
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 0	$ 0
Average exchange rate | $ / $	0	0
Currency risk | Forward contract | ARS/USD | 1‑6 months
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 437	$ 280
Average exchange rate | $ / $	231.40	122.56
Currency risk | Forward contract | ARS/USD | 6‑12 months
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 0	$ 0
Average exchange rate | $ / $	0	0
Currency risk | Forward contract | ARS/USD | More than 12
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 0	$ 0
Average exchange rate | $ / $	0	0
Currency risk | Forward contract | URY/USD | 1‑6 months
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 299	$ 165
Average exchange rate | $ / $	42.51	45.51
Currency risk | Forward contract | URY/USD | 6‑12 months
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 139	$ 48
Average exchange rate | $ / $	42.74	46.30
Currency risk | Forward contract | URY/USD | More than 12
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 0	$ 0
Average exchange rate | $ / $	0	0
Currency risk | Forward contract | CRC/USD | 1‑6 months
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 332	$ 211
Average exchange rate | ₡ / $	686.50	646.33
Currency risk | Forward contract | CRC/USD | 6‑12 months
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 182	$ 120
Average exchange rate | ₡ / $	664.50	650.71
Currency risk | Forward contract | CRC/USD | More than 12
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 0	$ 0
Average exchange rate | ₡ / $	0	0
Currency risk | Forward contract | ARS/MXN | 1‑6 months
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 293
Average exchange rate | $ / $	10.57
Currency risk | Forward contract | ARS/MXN | 6‑12 months
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 0
Average exchange rate | $ / $	0
Currency risk | Forward contract | ARS/MXN | More than 12
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 0
Average exchange rate | $ / $	0
Currency risk | Currency swap contract | MXN/USD | 1‑6 months
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 12,670	$ 0
Average exchange rate | $ / $	12.67	0
Currency risk | Currency swap contract | MXN/USD | 6‑12 months
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 1,743	$ 0
Average exchange rate | $ / $	19.08	0
Currency risk | Currency swap contract | MXN/USD | More than 12
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 29,324	$ 44,507
Average exchange rate | $ / $	18.11	16.41
Currency risk | Currency swap contract | BRL/USD | 1‑6 months
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 0	$ 0
Average exchange rate | R$ / $	0	0
Currency risk | Currency swap contract | BRL/USD | 6‑12 months
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 9,294	$ 0
Average exchange rate | R$ / $	4	0
Currency risk | Currency swap contract | BRL/USD | More than 12
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 6,874	$ 15,026
Average exchange rate | R$ / $	5.28	4.47
Currency risk | Currency swap contract | COP/USD | 1‑6 months
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 345	$ 1,038
Average exchange rate | $ / $	3,926	3,207.8
Currency risk | Currency swap contract | COP/USD | 6‑12 months
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 250	$ 321
Average exchange rate | $ / $	2,333.06	3,240
Currency risk | Currency swap contract | COP/USD | More than 12
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 2,313	$ 2,384
Average exchange rate | $ / $	3,510.06	3,431.99
Currency risk | Currency swap contract | CLP/USD | 1‑6 months
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 3,306	$ 0
Average exchange rate | $ / $	774.49	0
Currency risk | Currency swap contract | CLP/USD | 6‑12 months
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 0	$ 3,514
Average exchange rate | $ / $	0	696.02
Currency risk | Currency swap contract | CLP/USD | More than 12
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 1,225	$ 1,311
Average exchange rate | $ / $	677	677
Currency risk | Currency swap contract | BRL/MXN | 1‑6 months
Disclosure of detailed information about hedging instruments [line items]
Net exposure		$ 0
Average exchange rate | R$ / $		0
Currency risk | Currency swap contract | BRL/MXN | 6‑12 months
Disclosure of detailed information about hedging instruments [line items]
Net exposure		$ 0
Average exchange rate | R$ / $		0
Currency risk | Currency swap contract | BRL/MXN | More than 12
Disclosure of detailed information about hedging instruments [line items]
Net exposure		$ 885
Average exchange rate | R$ / $		0.22
Currency risk | Currency swap contract | EUR/USD | 1‑6 months
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 0	$ 0
Average exchange rate | € / $	0	0
Currency risk | Currency swap contract | EUR/USD | 6‑12 months
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 0	$ 0
Average exchange rate | € / $	0	0
Currency risk | Currency swap contract | EUR/USD | More than 12
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 22,130	$ 15,078
Average exchange rate | € / $	0.91	0.86
Interest rate risk | Interest rate swaps | Brazilian reais | 1‑6 months
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 0	$ 0
Average interest rate	0.00%	0.00%
Interest rate risk | Interest rate swaps | Brazilian reais | 6‑12 months
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 0	$ 0
Average interest rate	0.00%	0.00%
Interest rate risk | Interest rate swaps | Brazilian reais | More than 12
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 9,681	$ 6,175
Average interest rate	0.16%	0.09%
Interest rate risk | Interest rate swaps | Mexican pesos | 1‑6 months
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 0	$ 0
Average interest rate	0.00%	0.00%
Interest rate risk | Interest rate swaps | Mexican pesos | 6‑12 months
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 0	$ 0
Average interest rate	0.00%	0.00%
Interest rate risk | Interest rate swaps | Mexican pesos | More than 12
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 11,403	$ 11,403
Average interest rate	7.17%	7.17%
Interest rate risk | Interest rate swaps | Chilean pesos | 1‑6 months
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 271	$ 0
Average interest rate	5.79%	0.00%
Interest rate risk | Interest rate swaps | Chilean pesos | 6‑12 months
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 0	$ 131
Average interest rate	0.00%	6.55%
Interest rate risk | Interest rate swaps | Chilean pesos | More than 12
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 0	$ 726
Average interest rate	0.00%	5.79%
Interest rate risk | Interest rate swaps | U.S. dollars | 1‑6 months
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 0	$ 0
Average interest rate	0.00%	0.00%
Interest rate risk | Interest rate swaps | U.S. dollars | 6‑12 months
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 0	$ 0
Average interest rate	0.00%	0.00%
Interest rate risk | Interest rate swaps | U.S. dollars | More than 12
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 3	$ 2,367
Average interest rate	3.57%	3.57%
Commodity price risk | Commodity price contracts | Sugar Price Contracts | 1‑6 months
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 1,058	$ 1,366
Average price | $ / lb	17.62	15.22
Commodity price risk | Commodity price contracts | Sugar Price Contracts | 6‑12 months
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 631	$ 653
Average price | $ / lb	17.08	14.76
Commodity price risk | Commodity price contracts | Sugar Price Contracts | More than 12
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 468	$ 769
Average price | $ / lb	17.14	14.74
Commodity price risk | Commodity price contracts | Aluminum price contracts | 1‑6 months
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 294	$ 67
Average price | $ / T	2,483	1,722
Commodity price risk | Commodity price contracts | Aluminum price contracts | 6‑12 months
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 368	$ 35
Average price | $ / T	2,480	1,777
Commodity price risk | Commodity price contracts | Aluminum price contracts | More than 12
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 0	$ 0
Average price | $ / T	0	0
Commodity price risk | Commodity price contracts | PX MEG contracts | 1‑6 months
Disclosure of detailed information about hedging instruments [line items]
Net exposure		$ 337
Average price | $ / T		934
Commodity price risk | Commodity price contracts | PX MEG contracts | 6‑12 months
Disclosure of detailed information about hedging instruments [line items]
Net exposure		$ 134
Average price | $ / T		866
Commodity price risk | Commodity price contracts | PX MEG contracts | More than 12
Disclosure of detailed information about hedging instruments [line items]
Net exposure		$ 0
Average price | $ / T		0